Schedule II - Condensed Financial Information of Parent - Statements of Cash Flow (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ 600.5	$ 473.0	$ (88.1)
Equity in earnings of subsidiary	0	0	0
Net accretion/amortization of discount/premium	54.9	70.8	133.4
Deferred income tax (benefit) expense	(110.8)	(44.5)	236.6
Net realized capital losses	2,534.8	1,280.8	1,531.4
Change in:
Receivable and asset accruals	24.8	125.4	12.1
Other, net	(16.1)	(19.0)	(35.1)
Net cash provided by operating activities	3,263.4	3,282.1	4,357.0
Cash Flows from Investing Activities:
Equity securities, available-for-sale	51.6	66.8	206.9
Equity securities, available-for-sale	(47.6)	(41.8)	(52.7)
Derivatives, net	(2,623.7)	(1,395.8)	(1,216.7)
Other investments, net	53.0	43.4	(8.4)
Short-term intercompany loans issued to subsidiaries with maturities more than three months	0		0
Net maturity of intercompany loans to subsidiaries	0	0	0
Return of capital contributions from subsidiaries	0	0	0
Capital contributions to subsidiaries	0	0	0
Collateral received (delivered), net	(629.3)	139.9	756.7
Net cash used in investing activities	(1,885.6)	(2,375.9)	(2,951.7)
Cash Flows from Financing Activities:
Short-term debt	(171.6)	(309.1)	(1,905.0)
Proceeds from issuance of long-term debt	2,146.8	3,049.6	606.5
Repayment of long-term debt	(2,697.4)	(902.5)	(573.8)
Debt issuance costs	(26.5)	(38.8)	0
Payments for Maturity of Long-Term Intercompany Loans	0		0
Net (repayments of) proceeds from loans to subsidiaries	0	0	0
Proceeds from issuance of common stock	571.6	0	0
Dividends paid	(5.2)	0	0
Net cash (used in) provided by financing activities	(323.8)	242.6	(1,382.6)
Net increase in cash and cash equivalents	1,054.0	1,148.8	22.7
Cash and cash equivalents, beginning of year	1,786.8	638.0	615.3
Cash and cash equivalents, end of year	2,840.8	1,786.8	638.0
Supplemental cash flow information:
Income taxes paid, net	44.6	3.5	17.6
Interest paid	147.4	114.9	191.4
Non-cash financing activity:
Debt extinguishment	0	0	3,979.7
Capital contribution	0	0	3,979.7
Parent Issuer
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	600.5	473.0	(88.1)
Equity in earnings of subsidiary	(529.1)	(213.3)	(360.1)
Net accretion/amortization of discount/premium	0.3	0	0
Deferred income tax (benefit) expense	(77.0)	135.6	48.0
Net realized capital losses	39.2	0	42.2
Change in:
Receivable and asset accruals	191.8	(162.4)	295.1
Due from subsidiaries	1.1	(10.2)	2.9
Due to subsidiaries	(22.9)	(0.8)	(2.3)
Other payables and accruals	7.1	(162.2)	196.7
Other, net	(7.6)	0	0
Net cash provided by operating activities	203.4	59.7	134.4
Cash Flows from Investing Activities:
Equity securities, available-for-sale	14.5	27.2	21.2
Equity securities, available-for-sale	(19.6)	(14.0)	(12.5)
Derivatives, net	(6.6)	0	(410.4)
Other investments, net	0	0	0
Short-term intercompany loans issued to subsidiaries with maturities more than three months	2.3	0	13.9
Net maturity of intercompany loans to subsidiaries	(136.6)	102.3	856.3
Return of capital contributions from subsidiaries	1,434.0	813.0	200.0
Capital contributions to subsidiaries	(2,062.0)	(400.0)	(377.0)
Collateral received (delivered), net	27.7	7.2	(2.5)
Net cash used in investing activities	(746.3)	535.7	289.0
Cash Flows from Financing Activities:
Short-term debt	(171.6)	(309.1)	(359.0)
Proceeds from issuance of long-term debt	2,146.8	3,048.5	548.5
Repayment of long-term debt	(1,370.4)	(902.5)	(573.8)
Debt issuance costs	(26.5)	(38.8)
Payments for Maturity of Long-Term Intercompany Loans	0		0
Net (repayments of) proceeds from loans to subsidiaries	(319.1)	(2,037.3)	(40.8)
Proceeds from issuance of common stock	571.6	0	0
Dividends paid	(5.2)	0	0
Net cash (used in) provided by financing activities	825.6	(239.2)	(425.1)
Net increase in cash and cash equivalents	282.7	356.2	(1.7)
Cash and cash equivalents, beginning of year	357.5	1.3	3.0
Cash and cash equivalents, end of year	640.2	357.5	1.3
Supplemental cash flow information:
Income taxes paid, net	43.0	5.2	13.6
Interest paid	90.6	33.4	52.6
Non-cash financing activity:
Debt extinguishment	0	0	3,979.7
Capital contribution	0	0	3,979.7
Subsidiary Guarantor
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	847.0	752.3	442.3
Equity in earnings of subsidiary	(866.0)	(811.1)	(481.9)
Net realized capital losses	0	0	0
Change in:
Net cash provided by operating activities	83.3	50.5	48.7
Cash Flows from Investing Activities:
Equity securities, available-for-sale	14.0	12.0	15.7
Equity securities, available-for-sale	(11.1)	(17.5)	(17.2)
Derivatives, net	0	0	0
Other investments, net	0	1.3	1.0
Short-term intercompany loans issued to subsidiaries with maturities more than three months	0		500.0
Net maturity of intercompany loans to subsidiaries	58.0	(33.5)	425.4
Return of capital contributions from subsidiaries	1,077.0	720.0	9.6
Capital contributions to subsidiaries	(0.3)	0	(347.0)
Collateral received (delivered), net	0	0	0
Net cash used in investing activities	1,137.6	682.3	587.5
Cash Flows from Financing Activities:
Short-term debt	0	0	0
Proceeds from issuance of long-term debt	0	0	0
Repayment of long-term debt	(638.6)	0	0
Debt issuance costs	0	0
Payments for Maturity of Long-Term Intercompany Loans	0		0
Net (repayments of) proceeds from loans to subsidiaries	125.4	0	(983.1)
Proceeds from issuance of common stock	0
Dividends paid	0
Net cash (used in) provided by financing activities	(1,220.2)	(733.0)	(636.1)
Net increase in cash and cash equivalents	0.7	(0.2)	0.1
Cash and cash equivalents, beginning of year	0.4	0.6	0.5
Cash and cash equivalents, end of year	1.1	0.4	0.6
Non-Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	548.1	221.6	582.8
Equity in earnings of subsidiary	0	0	0
Net realized capital losses	2,495.6	1,280.8	1,489.2
Change in:
Net cash provided by operating activities	3,076.7	3,264.9	4,273.9
Cash Flows from Investing Activities:
Equity securities, available-for-sale	23.1	27.6	170.0
Equity securities, available-for-sale	(16.9)	(10.3)	(23.0)
Derivatives, net	(2,617.1)	(1,395.8)	(806.3)
Other investments, net	53.0	42.1	(9.4)
Short-term intercompany loans issued to subsidiaries with maturities more than three months	0		0
Net maturity of intercompany loans to subsidiaries	261.1	2,070.8	(384.6)
Return of capital contributions from subsidiaries	0	0	0
Capital contributions to subsidiaries	0	0	0
Collateral received (delivered), net	(657.0)	132.7	759.2
Net cash used in investing activities	(1,643.4)	(321.3)	(2,931.6)
Cash Flows from Financing Activities:
Short-term debt	0	0	(1,546.0)
Proceeds from issuance of long-term debt	0	1.1	58.0
Repayment of long-term debt	(688.4)	0	0
Debt issuance costs	0	0
Payments for Maturity of Long-Term Intercompany Loans	2.3		13.9
Net (repayments of) proceeds from loans to subsidiaries	11.2	(102.3)	126.8
Proceeds from issuance of common stock	0
Dividends paid	0
Net cash (used in) provided by financing activities	(662.7)	(2,150.8)	(1,318.0)
Net increase in cash and cash equivalents	770.6	792.8	24.3
Cash and cash equivalents, beginning of year	1,428.9	636.1	611.8
Cash and cash equivalents, end of year	2,199.5	1,428.9	636.1
Consolidating Adjustments
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	(1,395.1)	(973.9)	(1,025.1)
Equity in earnings of subsidiary	1,395.1	1,024.4	842.0
Net realized capital losses	0	0	0
Change in:
Net cash provided by operating activities	(100.0)	(93.0)	(100.0)
Cash Flows from Investing Activities:
Equity securities, available-for-sale	0	0	0
Equity securities, available-for-sale	0	0	0
Derivatives, net	0	0	0
Other investments, net	0	0	0
Short-term intercompany loans issued to subsidiaries with maturities more than three months	(2.3)		(513.9)
Net maturity of intercompany loans to subsidiaries	(182.5)	(2,139.6)	(897.1)
Return of capital contributions from subsidiaries	(2,511.0)	(1,533.0)	(209.6)
Capital contributions to subsidiaries	2,062.3	400.0	724.0
Collateral received (delivered), net	0	0	0
Net cash used in investing activities	(633.5)	(3,272.6)	(896.6)
Cash Flows from Financing Activities:
Short-term debt	0	0	0
Proceeds from issuance of long-term debt	0	0	0
Repayment of long-term debt	0	0	0
Debt issuance costs	0	0
Payments for Maturity of Long-Term Intercompany Loans	(2.3)		(13.9)
Net (repayments of) proceeds from loans to subsidiaries	182.5	2,139.6	897.1
Proceeds from issuance of common stock	0
Dividends paid	0
Net cash (used in) provided by financing activities	733.5	3,365.6	996.6
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0